INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2024	$ 4,707
Estimated aggregate amortization of intangible assets - 2025	3,688
Estimated aggregate amortization of intangible assets - 2026	1,311
Estimated aggregate amortization of intangible assets - 2027	517
Estimated aggregate amortization of intangible assets - 2028	$ 608